Shareholders' Equity	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Shareholders' Equity	Shareholders’ Equity
(a)    Initial Public Offering
On August 10, 2009, the Company completed its initial public offering of 5,000,000 shares of common stock at a price of $17.00 per share, raising gross proceeds of $85.0 million. After deducting underwriting discounts of approximately $6.0 million and offering costs incurred of approximately $4.2 million, the net proceeds to the Company were approximately $74.8 million. Contemporaneously with the offering, each outstanding share of preferred stock was automatically converted into two million shares of common stock.
(b)    Preferred Stock
The Company is authorized to issue 20,000,000 shares of preferred stock. The Board of Directors is authorized to divide these shares into classes or series, and to fix and determine the relative rights, preferences, qualifications and limitations of the shares of any class or series so established. At December 31, 2019 and 2018, there was no preferred stock outstanding.
(c)    Common Stock
During 2019, 2018 and 2017, the Company issued 225,536 shares, 170,759 shares, and 146,275 shares of common stock, respectively, as a result of restricted shares vesting as well as other common share issuances. Cumberland issued 3,409 common shares under option exercise transactions during 2016. There were no option exercise transactions during 2019, 2018 and 2017.
In January 2018, the Company's Form S-3 or Shelf Registration associated with the sale of up to $100 million in corporate securities was declared effective. The Shelf Registration also included an At-the-Market ("ATM") feature enabling the Company to sell common shares at market prices, along with an agreement with B. Riley FBR to support such a placement of shares.
(d)    Warrants
In 2006, the Company signed a new line of credit agreement along with a term loan agreement with a financial institution. In conjunction with these agreements, the Company issued warrants to purchase up to 3,958 shares of common stock at $9.00 per share within 10 years of issuance. All of these warrants expired during 2017.
In connection with the amendment to the debt agreements in 2009, the Company issued warrants to purchase up to 7,500 shares of common stock at $17.00 per share that expired in July 2019. As of December 31, 2019, there were no outstanding warrants.
(e)    Share Repurchases

The Company currently has a share repurchase program to repurchase up to $10 million of its common stock pursuant to Rule 10b-18 of the Securities Act. In January 2019, the Company's Board of Directors established the current $10 million repurchase program to replace the prior authorizations. The Company repurchased 623,478 shares, 443,041 shares and 547,376 shares of common stock for approximately $3.5 million, $2.9 million, and $3.7 million during the years ended December 31, 2019, 2018 and 2017, respectively. There remains $8.0 million available under the current repurchase program available for share repurchases at December 31, 2019.
(f)    Cumberland Emerging Technologies
In April 2019, Cumberland Emerging Technologies ("CET"), our majority-owned subsidiary, entered into an agreement with WinHealth whereby WinHealth made a $1 million investment through the purchase of shares of CET stock. As part of the agreement, WinHealth obtained a Board position at CET and the first opportunity to license CET products for the Chinese market. In connection with WinHealth’s investment in CET, the Company also made an additional $1 million investment in CET. Cumberland purchased additional CET shares through contribution of $0.3 million in cash and a conversion of $0.7 million in intercompany loans payable. Upon completion of the additional investment by WinHealth and Cumberland, Gloria Pharmaceuticals agreed to return its shares in CET in exchange for consideration of $0.8 million. After the additional investment, the Company’s ownership in CET is 85%. As CET is a consolidated subsidiary, the Company reports the operating results of CET and allocates the noncontrolling interests to the non-majority partners.
(g)     Cumberland Foundation
In December 2017, the Company formed the Cumberland Pharma Foundation (the "Foundation") to serve as a vehicle to facilitate the ongoing philanthropic endeavors of Cumberland Pharmaceuticals Inc.
The Foundation was formed as a nonprofit corporation designed to qualify as a tax-exempt organization pursuant to Section 501(a) of the Internal Revenue Code. The Foundation’s Board of Directors is comprised of Cumberland Pharmaceuticals executives who are responsible for overseeing the Foundation’s ongoing activities including charitable contributions.
In 2018, Cumberland provided a grant of 50,000 shares of the Company's common stock to the Foundation. The shares will address the ongoing financial needs of the organization, with most of the shares expected to be held for the opportunity to realize long term appreciation to support the Foundation’s future. The Foundation maintains separate financial statements and its ongoing operations will not impact the financial statements of Cumberland Pharmaceuticals. Initial annual grants by the Foundation have been and are expected to remain consistent with the historic level of contributions made by Cumberland Pharmaceuticals. During 2019, Cumberland Pharmaceuticals committed approximately $50,000 in cash contributions to be paid to the Foundation during 2020.
(h)    Nordic Group B.V.
On November 27, 2019, Cumberland received approval from the FDA for the pre-filled syringe of the Methotrexate product. With this approval, Nordic's 180,000 shares of Cumberland's common stock became vested. The value of these shares at the date of approval was $0.9 million.